Bank Premises and Equipment	12 Months Ended
Dec. 31, 2011
Bank Premises and Equipment [Abstract]
Bank Premises and Equipment

Note G    Bank Premises and Equipment

Bank premises and equipment are summarized as follows:

		Accumulated	Net
		Depreciation &	Carrying
	Cost	Amortization	Value
	(In thousands)
December 31, 2011
Premises (including land of $8,883)	$48,691	$(18,710)	$29,981
Furniture and equipment	21,300	(17,054)	4,246

	$69,991	$(35,764)	$34,227

December 31, 2010
Premises (including land of $8,883)	$48,522	$(17,528)	$30,994
Furniture and equipment	21,080	(16,029)	5,051

	$69,602	$(33,557)	$36,045

In accordance with the provisions of ASC Topic 360-10, the impairment or disposal of long-lived assets held for sale with a carrying amount of $2.4 million were written down to their fair value of $1.4 million based on appraised values less selling costs resulting in losses of $228,000 and $753,000, respectively, for 2010 and 2009 which was included in the consolidated statement of operations as “net loss on other estate owned and repossessed assets”. These assets were sold in 2011.